Book and Fair Values of All Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and Due from Banks	$ 3,162.4		$ 3,752.7		$ 4,315.3	$ 2,818.0
Federal Funds Sold and Resell Agreements	529.6		60.8
Interest-Bearing Deposits with Banks	19,397.4		18,803.5
Federal Reserve Deposits and Other Interest-Bearing	12,911.5		7,619.7
Securities
Available for Sale	28,392.8		28,643.5
Held to Maturity	2,325.8		2,382.0
Trading Account	1.7		8.0
Loans (excluding Leases)
Client Security Settlement Receivables	1,355.2		2,049.1
Deposits
Savings Certificates and Other Time	1,874.4		2,466.1
Non-U.S. Offices Interest-Bearing	48,461.7		39,720.2
Federal Funds Purchased	965.1		780.2
Securities Sold under Agreements to Repurchase	917.3		699.8
Other Borrowings	1,558.6		367.4
Senior Notes	1,996.6	[1],[2]	2,405.8	[1],[2]
Other Liabilities
Contingent Consideration	55.4		50.1
Carrying (Reported) Amount, Fair Value Disclosure
ASSETS
Cash and Due from Banks	3,162.4		3,752.7
Federal Funds Sold and Resell Agreements	529.6		60.8
Interest-Bearing Deposits with Banks	19,397.4		18,803.5
Federal Reserve Deposits and Other Interest-Bearing	12,911.5		7,619.7
Securities
Available for Sale	28,392.8	[3]	28,643.5	[4]
Held to Maturity	2,325.8		2,382.0
Trading Account	1.7		8.0
Loans (excluding Leases)
Held for Investment	28,136.5		28,165.4
Held for Sale			11.7
Client Security Settlement Receivables	1,355.2		2,049.1
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	194.7		197.6
Community Development Investments	228.1		253.2
Employee Benefit and Deferred Compensation	132.7		121.3
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	33,762.0		39,221.5
Savings Certificates and Other Time	1,874.4		2,466.1
Non-U.S. Offices Interest-Bearing	48,461.7		39,720.2
Federal Funds Purchased	965.1		780.2
Securities Sold under Agreements to Repurchase	917.3		699.8
Other Borrowings	1,558.6		367.4
Senior Notes	1,996.6		2,405.8
Long Term Debt (excluding Leases)
Subordinated Debt	1,537.3		1,045.4
Federal Home Loan Bank Borrowings	135.0		335.0
Floating Rate Capital Debt	277.1		277.0
Other Liabilities
Standby Letters of Credit	59.6		60.5
Contingent Consideration	55.4		50.1
Loan Commitments	35.7		38.9
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	21.0		21.3
Liabilities	59.5		42.3
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	115.1		129.7
Liabilities	78.2		75.3
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Credit Default Swap Contracts
DERIVATIVE INSTRUMENTS
Liabilities			1.0
Carrying (Reported) Amount, Fair Value Disclosure | Client Related and Trading | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	2,844.7		1,735.3
Liabilities	2,846.2		1,730.4
Carrying (Reported) Amount, Fair Value Disclosure | Client Related and Trading | Interest Rate Contracts
DERIVATIVE INSTRUMENTS
Assets	122.8		180.6
Liabilities	117.0		174.0
Estimate of Fair Value, Fair Value Disclosure
ASSETS
Cash and Due from Banks	3,162.4		3,752.7
Federal Funds Sold and Resell Agreements	529.6		60.8
Interest-Bearing Deposits with Banks	19,397.4		18,803.5
Federal Reserve Deposits and Other Interest-Bearing	12,911.5		7,619.7
Securities
Available for Sale	28,392.8	[3]	28,643.5	[4]
Held to Maturity	2,321.4		2,394.8
Trading Account	1.7		8.0
Loans (excluding Leases)
Held for Investment	28,147.2		28,220.2
Held for Sale			11.7
Client Security Settlement Receivables	1,355.2		2,049.1
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	194.7		197.6
Community Development Investments	227.8		275.1
Employee Benefit and Deferred Compensation	126.9		126.1
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	33,762.0		39,221.5
Savings Certificates and Other Time	1,877.1		2,476.7
Non-U.S. Offices Interest-Bearing	48,461.7		39,720.2
Federal Funds Purchased	965.1		780.2
Securities Sold under Agreements to Repurchase	917.3		699.8
Other Borrowings	1,558.6		367.4
Senior Notes	1,989.3		2,513.4
Long Term Debt (excluding Leases)
Subordinated Debt	1,563.5		1,065.3
Federal Home Loan Bank Borrowings	137.2		345.4
Floating Rate Capital Debt	230.2		228.0
Other Liabilities
Standby Letters of Credit	59.6		60.5
Contingent Consideration	55.4		50.1
Loan Commitments	35.7		38.9
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	21.0		21.3
Liabilities	59.5		42.3
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	115.1		129.7
Liabilities	78.2		75.3
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Credit Default Swap Contracts
DERIVATIVE INSTRUMENTS
Liabilities			1.0
Estimate of Fair Value, Fair Value Disclosure | Client Related and Trading | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	2,844.7		1,735.3
Liabilities	2,846.2		1,730.4
Estimate of Fair Value, Fair Value Disclosure | Client Related and Trading | Interest Rate Contracts
DERIVATIVE INSTRUMENTS
Assets	122.8		180.6
Liabilities	117.0		174.0
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 1
ASSETS
Cash and Due from Banks	3,162.4		3,752.7
Securities
Available for Sale	1,917.9	[3]	1,784.6	[4]
Other Assets
Employee Benefit and Deferred Compensation	79.3		86.7
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	33,762.0		39,221.5
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2
ASSETS
Federal Funds Sold and Resell Agreements	529.6		60.8
Interest-Bearing Deposits with Banks	19,397.4		18,803.5
Federal Reserve Deposits and Other Interest-Bearing	12,911.5		7,619.7
Securities
Available for Sale	26,376.0	[3]	26,761.1	[4]
Held to Maturity	2,321.4		2,394.8
Trading Account	1.7		8.0
Loans (excluding Leases)
Client Security Settlement Receivables	1,355.2		2,049.1
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	194.7		197.6
Community Development Investments	227.8		275.1
Employee Benefit and Deferred Compensation	47.6		39.4
Deposits
Savings Certificates and Other Time	1,877.1		2,476.7
Non-U.S. Offices Interest-Bearing	48,461.7		39,720.2
Federal Funds Purchased	965.1		780.2
Securities Sold under Agreements to Repurchase	917.3		699.8
Other Borrowings	1,558.6		367.4
Senior Notes	1,989.3		2,513.4
Long Term Debt (excluding Leases)
Subordinated Debt	1,563.5		1,065.3
Federal Home Loan Bank Borrowings	137.2		345.4
Floating Rate Capital Debt	230.2		228.0
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2 | Asset And Liability Management | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	21.0		21.3
Liabilities	59.5		42.3
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2 | Asset And Liability Management | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	115.1		129.7
Liabilities	78.2		75.3
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2 | Asset And Liability Management | Credit Default Swap Contracts
DERIVATIVE INSTRUMENTS
Liabilities			1.0
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2 | Client Related and Trading | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	2,844.7		1,735.3
Liabilities	2,846.2		1,730.4
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2 | Client Related and Trading | Interest Rate Contracts
DERIVATIVE INSTRUMENTS
Assets	122.8		180.6
Liabilities	117.0		174.0
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 3
Securities
Available for Sale	98.9	[3]	97.8	[4]
Loans (excluding Leases)
Held for Investment	28,147.2		28,220.2
Held for Sale			11.7
Other Liabilities
Standby Letters of Credit	59.6		60.5
Contingent Consideration	55.4		50.1
Loan Commitments	$ 35.7		$ 38.9

[1]	Not redeemable prior to maturity.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.
[3]	Note: Refer to the table located on page 69 for the disaggregation of available for sale securities.
[4]	Note: Refer to the table located on page 70 for the disaggregation of available for sale securities.